Leases - Summary of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease costs	$ 22,324	$ 8,830
Short-term lease costs	1,477	1,375
Variable lease costs	7,229	4,547
Sublease income	0	0
Total lease costs	$ 31,030	$ 14,752